2000 SEC LEXIS 1768, *

Nationwide Separate Account Trust, et al., Notice of Application

File No. 812-12110

SECURITIES AND EXCHANGE COMMISSION

Release No. IC-24619

2000 SEC LEXIS 1768

August 23, 2000

CORE TERMS: voting, variable, participating insurance, life insurance, funding, variable annuity, affiliated, exemption, mixed, separate account, shareholder, irreconcilable conflict, investment adviser, conflicts of interest, registered, medium, unaffiliated, investor, insurer, pass-through, premium, irreconcilable, flexible, life insurance contract, life insurer, diversification, retirement, thereunder, exemptive, fiduciary

ACTION:

[*1] Notice of Application for an order of exemption under Section 6(c) of the Investment Company Act of 1940 (“the Act”) for exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder.

TEXT: The Docket Number of this Case has been Corrected by the Court September 7, 2000.

SUMMARY OF APPLICATION: Applicants seek an order to the extent necessary to permit shares of any current or future series of Nationwide Separate Account Trust (“NSAT”) and shares of any other investment company or series thereof now or in the future registered under the Act that is designed to fund insurance products and for which Villanova Mutual Fund Capital Trust, or any of its affiliates (“VMF”), may serve as investment adviser, administrator, manager, principal underwriter or sponsor (NSAT and such other investment companies are referred to collectively as “NSAT”), to be sold to and held by (1) variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies; and (2) qualified pension and retirement plans.

APPLICANTS: Nationwide Separate Account Trust and Villanova Mutual Fund Capital Trust. NSAT and VMF are, collectively, referred to herein as the “Applicants.” [*2]

FILING DATE: The application was filed on May 16, 2000.

HEARING OR NOTIFICATION OF HEARING: An order granting the application will be issued unless the Commission orders a hearing. Interested persons may request a hearing on the application by writing to the Secretary of the SEC and serving Applicants with a copy of the request, in person or by mail. Hearing requests must be received by the Commission by 5:30 p.m. on September 18, 2000, and accompanied by proof of service on the Applicants in the form of an affidavit or, for lawyers, a certificate of service. Hearing requests should state the nature of the interest, the reason for the request, and the issues contested. Persons may request notification of the date of a hearing by writing to the Secretary of the SEC.

ADDRESSES: Secretary, SEC, 450 5th Street, N.W., Washington, D.C. 20549-0609. Applicants, c/o Dina A. Tantra, Esq., Counsel, Nationwide Insurance, One Nationwide Plaza, 1-35-13, Columbus, Ohio 43215.

FOR FURTHER INFORMATION CONTACT: Rebecca A. Marquigny, Senior Counsel, or Keith Carpenter, Branch Chief, Office of Insurance Products, Division of Investment Management, at (202) 942-0670.

SUPPLEMENTARY INFORMATION [*3] : Following is a summary of the application. The complete application is available for a fee from the SEC’s Public Reference Branch, 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (tel. (202) 942-8090).

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APPLICANTS’ REPRESENTATIONS:

1. NSAT is an open-end investment company organized under the laws of Massachusetts by Declaration of Trust. NSAT currently is comprised of 21 separate series, not all of which have yet commenced operations; additional series may be added in the future.

2. VMF is a registered investment adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and is an indirect, majority-owned subsidiary of Nationwide Financial Services, Inc., a provider, through its subsidiaries and affiliates of diversified financial services. VMF serves as the investment adviser for each current series of NSAT.

3. NSAT currently offers its shares to affiliated insurance companies’ separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies. NSAT also proposes to offer its shares to both affiliated and unaffiliated insurance companies for their separate accounts as the underlying investment vehicle to fund either variable [*4] annuity or variable life insurance policies or contracts (collectively, “Variable Contracts”). Affiliated and unaffiliated separate accounts owning shares of NSAT and their insurance company depositors are referred to as “Participating Separate Accounts” and “Participating Insurance Companies,” respectively.

4. NSAT also proposes to offer one or more series of its shares directly to qualified pension and retirement plans (“Qualified Plans”) outside the separate account context. The Qualified Plans will be pension or retirement plans intended to qualify under Sections 401(a) and 501(c) of the Internal Revenue Code of 1986, as amended (“Code”). NSAT’s shares will be sold to Qualified Plans which are, or are designed to be, subject to the Employee Retirement Income Security Act of 1984 (“ERISA”), as amended.

5. The Participating Insurance Companies will establish their own Participating Separate Accounts and design their own contracts. Each Participating Insurance Company will enter into a fund participation agreement with NSAT on behalf of its Participating Separate Account and will have the legal obligation of satisfying all requirements under state and federal law. The role of NSAT, [*5] so far as the federal securities laws are applicable, will be to offer their shares to separate accounts of Participating Insurance Companies and to Qualified Plans and to fulfill any conditions that the Commission may impose upon granting the order requested in the application.

6. Qualified Plans may choose NSAT (or any series thereof) as their sole investment or as one of several investments. Qualified Plan participants may or may not be given an investment choice depending on the Qualified Plan itself. Shares of NSAT sold to Qualified Plans would be held by the trustee(s) of the Qualified Plans as mandated by Section 403(a) of ERISA. VMF will not act as investment adviser to any of the Qualified Plans that will purchase shares of NSAT. There will be no pass-through voting to the participants in such Qualified Plans as it is not required to be provided under ERISA.

APPLICANTS’ LEGAL ANALYSIS:

1. Applicants request that the Commission issue an order pursuant to Section 6(c) of the Act granting exemptive relief from Sections 9(a), 13(a), 15(a) and 15(b) of the Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) (including any comparable provisions of a rule that replaces Rule 6e-3(T)) [*6] thereunder, respectively to the extent necessary to permit shares of NSAT to be offered and sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated insurance companies and to Qualified Plans. Applicants submit that the exemptions requested are appropriate in the public interest, consistent with the protection of investors, and consistent with the purposes fairly intended by the policy and provisions of the Act.

2. Section 6(c) of the Act provides, in part, that the Commission, by order upon application, may conditionally or unconditionally exempt any person, security or transaction, or any class or classes of persons, securities or transactions from any provisions of the Act or the rules or regulations thereunder, if and to the extent such exemption is necessary or appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy of the Act.

3. In connection with the funding of scheduled premium variable life insurance contracts issued through a separate account registered under the Act as a unit investment trust, Rule 6e-2(b)(15) provides partial exemptions from Section [*7] 9(a) of the Act, which makes it unlawful for certain individuals to act in the capacity of employee, officer, or director for a UIT, by limiting the application of the eligibility restrictions in Section 9(a) to affiliated persons directly participating in the management of a registered investment company; and Sections 13(a), 15(a), and 15(b) of the Act to the extent those Sections might be deemed to require “pass through voting” with respect to an underlying fund’s shares, by allowing an insurance company to disregard voting instructions of contract owners in certain circumstances. The exemptions granted by Rule 6e-2(b)(15) are available, however, only where the management investment company underlying the separate account (“Underlying Fund”) offers its shares “exclusively to variable life insurance separate

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accounts of the life insurer or any affiliated life insurance company. . . .” Therefore, the relief granted by Rule 6e-2(b)(15) is not available with respect to a scheduled premium variable life insurance separate account that owns shares of an underlying fund that also offers its shares to a variable annuity or flexible premium variable life insurance company. The use of a common [*8] management investment company as the underlying investment medium for both variable annuity and variable life insurance separate accounts of the same insurance company or of any affiliated life insurance company is referred to herein as “mixed funding.” In addition, the relief granted by Rule 6e-2(b)(15) is not available if shares of the underlying management investment company are offered to variable annuity or variable life insurance separate accounts of unaffiliated life insurance companies. The use of a common management investment company as the underlying investment medium for separate accounts of unaffiliated life insurance companies is referred to herein as “shared funding.” Rule 6e-2(b)(15) also does not permit the sale of shares of the underlying fund to Qualified Plans.

4. In connection with the funding of flexible premium variable life insurance contracts issued through a separate account, Rule 6e-3(T)(b)(15) provides partial exemptions from Sections 9(a), 13(a), 15(a), and 15(b) of the Act. The exemptions granted by Rule 6e-3(T)(b)(15) are available, however, only where the separate account’s underlying fund offers its shares “exclusively to separate accounts of the life [*9] insurer, or of any affiliated life insurance company, offering either scheduled contracts or flexible contracts, or both; or which also offer their shares to variable annuity separate accounts of the life insurer or of an affiliated life insurance company, or which offer their shares to any such life insurance company in consideration solely for advances made by the life insurer in connection with the operation of the separate account...” Therefore, Rule 6e-3(T)(b)(15) permits mixed funding with respect to a flexible premium variable life insurance separate account. However, Rule 6e-3(T)(b)(15) does not permit shared funding because the relief granted by Rule 6e-3(T)(b)(15) is not available with respect to a flexible premium variable life insurance separate account that owns shares of a management investment company that also offers its shares to separate accounts (including flexible premium variable life insurance separate accounts) of unaffiliated life insurance companies and also does not permit the sale of shares of the underlying funds to Qualified Plans.

5. Applicants state that the relief granted by Rules 6e-2(b)(15) and 6e-3(T)(b)(15) is not affected by the purchase of shares [*10] of NSAT by a Qualified Plan. However, because the relief under Rules 6e-2(b)(15) and 6e-3(T)(b)(15) is available only where shares of the underlying fund are offered exclusively to separate accounts, exemptive relief is necessary if shares of NSAT are also to be sold to Qualified Plans.

6. Applicants state that the current tax law permits NSAT to increase its asset base through the sale of shares to Qualified Plans. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of the variable contracts. The Code provides that such contracts shall not be treated as an annuity contract or life insurance contract for any period during which the investments are not adequately diversified in accordance with regulations prescribed by the Treasury Department. Treasury regulations provide that, to meet the diversification requirements, all of the beneficial interests in an investment company must be held by the segregated asset accounts of one or more insurance companies. The regulations do contain certain exceptions to this requirement, however, one of which permits shares of an investment company to be held by the trustee of a Qualified Plan without adversely [*11] affecting the ability of shares in the same investment company also to be held by the separate accounts of insurance companies in connection with their variable contracts (Treas. Reg. § 1.8 17-5(f)(3)(iii)).

7. Applicants state that the promulgation of Rules 6e-2(b)(15) and 6e-3(T)(b)(15) of the Act preceded the issuance of these Treasury regulations which made it possible for shares of a fund to be held by the trustee of a Qualified Plan without adversely affecting the ability of shares of NSAT to also be held by the separate accounts of insurance companies in connection with their variable life insurance contracts. Thus, Applicants assert that the sale of shares of the same investment company both to separate accounts through which variable life insurance contracts are issued and Qualified Plans could not have been contemplated at the time of the adoption of Rules 6e-2(b)(15) and 6e-3(T)(b)(15), given the then-current tax law.

8. Applicants assert that if NSAT were to sell shares only to Qualified Plans or to separate accounts funding variable annuity contracts, no exemptive relief would be necessary. Applicants state that none of the relief provided under Rules 6e-2(b)(15) and [*12] 6e-3(T)(b)(15) relates to Qualified Plans or to a registered investment company’s ability to sell its shares to such purchasers. Exemptive relief is requested in the application only because some of the separate accounts that will invest in NSAT (or series thereof) may themselves be investment companies that rely on Rules 6e-2 and 6e-3(T) and that desire to have the relief continue in place.

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9. In general, Section 9(a) of the Act disqualifies any person convicted of certain offenses, and any company affiliated with that person, from serving in various capacities with respect to an underlying registered management investment company. More specifically, Section 9(a)(3) of the Act provides that it is unlawful for any registered open-end investment company to act as investment adviser to, or principal underwriter for, any registered open-end investment company if an affiliated person of that company is subject to a disqualification enumerated in Sections 9(a)(1) or (2). Rules 6e-2(b)(15)(i) and (ii), and 6e-3(T)(b)(15)(i) and (ii) provide partial exemptions from Section 9(a) under certain circumstances, subject to the limitations on mixed and shared funding. These exemptions limit the [*13] application of eligibility restrictions to affiliated individuals or companies that directly participate in the management of the underlying management investment company.

10. Applicants state that the relief provided by Rules 6e-2(b)(15) and 6e-3(T)(b)(15) permits the life insurer to serve as the underlying fund’s investment adviser or principal underwriter, provided that none of the insurer’s personnel who are ineligible pursuant to Section 9(a) are participating in the management or administration of NSAT. Applicants state that the partial relief from Section 9(a) provided by Rules 6e-2(b)(15) and 6e-3(T)(b)(15), in effect, limits the amount of monitoring necessary to ensure compliance with Section 9 to that which is appropriate in light of the policy and purposes of Section 9. Applicants assert that it is not necessary for the protection of investors or the purposes fairly intended by the policy and provisions of the Act to apply the provisions of Section 9(a) to the many individuals in an insurance company complex, most of whom typically will have no involvement in matters pertaining to investment companies funding the separate accounts. Applicants assert that it also is unnecessary [*14] to apply the restrictions of Section 9(a) to the many individuals in various unaffiliated insurance companies (or affiliated companies of participating insurance companies) that may utilize the funds as a funding medium for variable contracts. Moreover, Applicants state that the appropriateness of the relief requested will not be affected by the proposed sale of shares of NSAT to Qualified Plans, because the insulation of NSAT from those individuals who are disqualified under the Act remains in place.

11. Applicants state that Rules 6e-2(b)(15)(iii) and 6e-3(T)(b)(15)(iii) under the Act provide exemptions from the pass-through voting requirements with respect to several significant matters, assuming the limitations on mixed and shared funding are observed. Rules 6e-2(b)(15)(iii)(A) and 6e-3(T)(b)(15)(iii)(A) provide that an insurance company may disregard the voting instructions of the contract owners with respect to the investments of an underlying found or any contract between a fund and its investment adviser, when required to do so by an insurance regulating authority (subject to the provisions of paragraphs (b)(5)(i) and (b)(7)(ii)(A) of the Rules). Rules 6e-2(b)(15)(iii)(B) [*15] and 6e-3(T)(b)(15)(iii)(A)(2) provide the insurance company may disregard contract owners’ voting instructions if the contract owners initiate any change in such company’s investment policies, principal underwriter, or any investment advisor (provided that disregarding such voting instructions is reasonable and subject to other provisions of paragraphs (b)(5)(ii) and (b)(7)(ii)(B) and (C) of the Rules).

12. Applicants further represent that the sale of NSAT shares to Qualified Plans should not affect the relief requested. With respect to Qualified Plans, there is no requirement to pass-through voting rights to Qualified Plan participants. Shares of the Funds sold to Qualified Plans would be held by the trustees of such Qualified Plans as mandated by Section 403(a) of ERISA. Section 403(a) also provides that the trustees must have exclusive authority and discretion to manage and control the Plan with two exceptions: (1) when the Qualified Plan expressly provides that the trustees are subject to the direction of a named fiduciary who is not a trustee, in which case the trustees are subject to proper directions made in accordance with the terms of the Qualified Plan and not contrary to [*16] ERISA; and (2) when the authority to manage, acquire or dispose of assets of the Plan is delegated to one or more investment managers pursuant to Section 402(c)(3) of ERISA. Unless one of the two exceptions stated in Section 403(a) applies, the Plan trustees have exclusive authority and responsibility for voting proxies.

13. Applicants state that where a named fiduciary appoints an investment manager, the investment manager has the responsibility to vote the shares held unless the right to vote such shares is reserved to the trustees or the named fiduciary. Accordingly, Applicants submit that unlike the case with insurance company separate accounts, the issue of the resolution of material irreconcilable conflicts with respect to voting is not present with respect to Qualified Plans since such Qualified Plans are not entitled to pass-through voting privileges.

14. Applicants generally expect many Qualified Plans to have their trustee(s) or other fiduciaries exercise voting rights attributable to investment securities held by the Qualified Plan in their discretion. Some of the Qualified Plans, however, may provide for the trustee(s), or investment adviser(s) or another named fiduciary [*17] to exercise voting rights in accordance with instructions from participants. Applicants submit that where a Qualified Plan does not provide participants with the right to give voting instructions, there is no potential for material irreconcilable conflicts of interest

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between or among contract owners and Plan investors with respect to voting of NSAT’s shares. Applicants further submit that where a Qualified Plan does provide participants with the right to give voting instructions, they see no reasons to believe that participants in Qualified Plans generally, or those in a particular Plan, either as a single group or in combination with participants in other Qualified Plans, would vote in a manner that would disadvantage contract owners. The purchases of shares of NSAT by Qualified Plans that provide voting rights does not present any complications not otherwise occasioned by mixed and shared funding.

15. Applicants submit that even if a Qualified Plan were to hold a controlling interest in NSAT, such control would not disadvantage other investors in NSAT to any greater extent than is the case when any institutional shareholder holds a majority of the voting securities of any open-end [*18] management investment company. In this regard, Applicants submit that investment in NSAT by a Qualified Plan will not create any of the voting complications occasioned by mixed and shared funding. Unlike mixed or shared funding, Qualified Plan investor voting rights cannot be frustrated by veto rights of insurers or state regulators.

16. Applicants state that no increased conflicts of interest would be presented by the granting of the requested relief. Applicants assert that shared funding does not present any issues that do not already exist where a single insurance company is licensed to do business in several states. Applicants note that where different Participating Insurance Companies are domiciled in different states, it is possible that the state insurance regulatory body in a state in which one Participating Insurance Company is domiciled could require action that is inconsistent with the requirements of other insurance regulators in one or more other states in which other Participating Insurance Companies are domiciled. Applicants submit that this possibility is no different or greater than exists where a single insurer and its affiliates offer their insurance products in [*19] several states.

17. Applicants further submit that affiliation does not reduce the potential for differences in state regulatory requirements. In any event, the conditions discussed below are designed to safeguard against any adverse effects that these differences may produce. If a particular state insurance regulator’s decision conflicts with the majority of other state regulators, the affected insurer may be required to withdraw its Participating Separate Account’s investment in NSAT.

18. Applicants also argue that affiliation does not eliminate the potential, if any exists, for divergent judgments as to when a Participating Insurance Company could disregard contract owner voting instructions. Potential disagreement is limited by the requirement that disregarding voting instructions be both reasonable and based on specified good faith determinations. However, if a Participating Insurance Company’s decision to disregard Contract owner voting instructions represents a minority position or would preclude a majority vote approving a particular change, such Participating Insurance Company may be required, at the election of NSAT, to withdraw its separate account, investment in NSAT. [*20] No charge or penalty will be imposed as a result of such a withdrawal.

19. Applicants submit that there is no reason why the investment policies of NSAT with mixed funding would, or should, be materially different from what those policies would, or should, be if NSAT supported only variable annuity or only variable life insurance contracts. Hence, Applicants state, there is no reason to believe that conflicts of interest would result from mixed funding. Moreover, Applicants represent that NSAT will not be managed to favor or disfavor any particular insurer or type of contract.

20. As noted above, Section 817(h) of the Code imposes certain diversification standards on the assets underlying the variable contracts held in the portfolios of management investment companies. Treasury Regulation Section 1.817-5(f)(3)(iii), which establishes diversification requirements for such portfolios, specifically permits, among other things, “qualified pension or retirement plans” and separate accounts to share the same underlying management investment company. Therefore, Applicants assert that neither the Code, the Treasury regulations, nor the revenue rulings thereunder, recognize or proscribe any [*21] inherent conflicts of interest if qualified plans, variable annuity separate accounts, and variable life separate accounts all invest in the same management investment company.

21. Applicants note that while there are differences in the manner in which distributions from variable contracts and Qualified Plans are taxed, the tax consequences do not raise any conflicts of interest. When distributions are to be made, and the Participating Separate Account or a Qualified Plan cannot net purchase payments to make the distributions, the Participating Separate Account or Qualified Plan will redeem shares of NSAT at their net asset value in conformity with Rule 22c-1 under the Act to provide proceeds to meet distribution needs. The Qualified Plan will then make distributions in accordance with the terms of the Qualified Plan. The life insurance company will surrender values from the separate account into the general account to make distributions in accordance with the terms of the Variable Contract.

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22. Applicants state that the sale of shares to Qualified Plans should not increase the potential for material irreconcilable conflicts of interest between or among different types of investors. [*22] Applicants submit that there should be very little potential for such conflicts beyond that which would otherwise exist between variable annuity and variable life insurance contract owners.

23. Applicants also state that it is possible to provide an equitable means of giving voting rights to Participating Separate Account contract owners and to Qualified Plans. The transfer agent for NSAT will inform each Participating Insurance Company of each Participating Separate Account’s share ownership in NSAT, as well as inform the trustees of Qualified Plans of their holdings. The Participating Insurance company then will solicit voting instructions in accordance with Rules 6e-2 and 6e-3 (T), as applicable, and its participation agreement with NSAT, Shares held by Qualified Plans will be voted in accordance with applicable law. The voting rights provided to Qualified Plans with respect to shares of NSAT would be no different from the voting rights that are provided to Qualified Plans will respect to shares of funds sold to the general public.

24. Applicants submit that the ability of NSAT to sell its shares directly to Qualified Plans does not create a “senior security,” as such term is defined [*23] under Section 18(g) of the Act, with respect to any contract owner as opposed to a Qualified Plan participant. Regardless of the rights and benefits of Plan participants or contract owners, the Qualified Plans and the Participating Separate Accounts only have rights with respect to their respective shares of NSAT. No shareholder of NSAT has any preference over any other shareholder with respect to distribution of assets or payments of dividends.

25. Applicants state that there are no conflicts between the contract owners of Participating Separate Accounts and Plan participants with respect to the state insurance commissioners’ veto powers over investment objectives. The basic premise of shareholder voting is that shareholders may not all agree with a particular proposal. While interests and opinions of shareholders may differ, however, this does not mean that there are any inherent conflicts of interest between or among such shareholders. State insurance commissioners have been given the veto power in recognition of the fact that insurance companies usually cannot simply redeem their separate accounts out of one fund and invest in another. Generally, complex and time-consuming transactions [*24] must be undertaken to accomplish such redemptions and transfers. Conversely, trustees of Qualified Plans can make the decision quickly and redeem their shares of NSAT and reinvest in another funding vehicle without the same regulatory impediments faced by separate accounts, or, as is the case with most Qualified Plans, even hold cash pending a suitable investment. Based on the foregoing, Applicants represent that even should the interests of contract owners and the interests of Qualified Plans conflict, the conflicts can be resolved almost immediately because the trustees of the Qualified Plans can, independently, redeem shares out of NSAT.

26. Applicants also assert that there does not appear to be any greater potential for material irreconcilable conflicts arising between the interests of Qualified Plan participants and contract owners of Participating Insurance Companies from possible future changes in the federal tax laws than that which already exists between variable annuity and variable life insurance contract owners.

27. Applicants believe that the summary of the discussion contained herein demonstrates that the sale of shares of NSAT to qualified plans and variable contracts [*25] does not increase the risk of material irreconcilable conflicts of interest. Furthermore, Applicants state that the use of NSAT with respect to Qualified Plans is not substantially different from NSAT’s current use, in that Qualified Plans, like variable contracts, are generally long-term retirement vehicles. In addition, Applicants assert that regardless of the type of shareholder in NSAT, VMF is or would be contractually or otherwise obligated to manage NSAT solely and exclusively in accordance with NSAT’s investment objectives, policies and restrictions as well as any guidelines established by NSAT’s Board of Trustees.

28. Applicants assert that various factors have prevented more insurance companies from offering variable annuity and variable life insurance contracts than currently do so. These factors include the costs of organizing and operating a funding medium, the lack of expertise with respect to investment management, and the lack of public name recognition as investment professionals. In particular, some smaller life insurance companies may not find it economically feasible, or within their investment or administrative expertise, to enter the variable contract business [*26] on their own. Applicants assert that use of NSAT as a common investment medium for variable contracts would ameliorate these concerns. Participating Insurance companies would benefit not only from the investment advisory and administrative expertise of VMF and its affiliates, but also from the cost efficiencies and investment flexibility afforded by a large pool of funds. Applicants submit that therefore, making NSAT available for mixed and shared funding will encourage more insurance companies to offer variable contracts. Applicants claim that this should result in increased competition with

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respect to both variable contract design and pricing, which can be expected to result in more product variation and lower charges. Moreover, the sale of the shares of NSAT to Qualified Plans should further increase the amount of assets available for investment by NSAT. This in turn, should inure to the benefit of contract owners by promoting economies of scale, by permitting greater safety through greater diversification, and by making the addition of new portfolios to NSAT more feasible.

29. Applicants assert that there is no significant legal impediment to permitting mixed and shared funding [*27] and sales of Fund shares to Qualified Plans.

APPLICANTS’ CONDITIONS

Applicants consent to the following conditions if the application is granted:

1. A majority of the Board of Trustees or Board of Directors (“Board”) of NSAT shall consist of persons who are not “interested persons” of NSAT, as defined by Section 2(a)(19) of the Act and the Rules thereunder and as modified by any applicable orders of the Commission, except that if this condition is not met by reason of the death, disqualification, or bona fide resignation of any trustee or director, then the operation of this condition shall be suspended: (a) for a period of 45 days if the vacancy or vacancies may be filled by the Board; (b) for a period of 60 days if a vote of shareholders is required to fill the vacancy or vacancies; or (c) for such longer period as the Commission may prescribe by rule, or by order upon application.

2. The Board will monitor NSAT for the existence of any material irreconcilable conflict among the interests of the contract owners of all Participating Separate Accounts and of the participants of Qualified Plans investing in NSAT. A material irreconcilable conflict may arise for a variety of reasons, [*28] including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund or series are being managed; (e) a difference in voting instructions given by variable annuity contract owners and variable life insurance contract owners; (f) a decision by an insurer to disregard the voting instructions of contract owners; or (g) if applicable, a decision by a Plan to disregard voting instructions of Plan participants.

3. Participating Insurance Companies, VMF, any other investment adviser to any series of NSAT, and any Qualified Plans that execute a fund participation agreement upon becoming an owner of 10% or more of the assets of NSAT (“Participants”) will report any potential or existing conflicts to the Board. Participants will be responsible for assisting the Board in carrying out its responsibilities under these conditions [*29] by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This responsibility includes, but is not limited to, an obligation by each Participating Insurance Company to inform the Board whenever it has determined to disregard contract owner voting instructions and, when pass-through voting is applicable, an obligation of each Qualified Plan to inform the Board whenever it has determined to disregard voting instructions from Plan participants. The responsibilities to report such information and conflicts and to assist the Board will be a contractual obligation of all Participating Insurance Companies and Qualified Plans under their agreements governing participation in NSAT, and such agreements shall provide, in the case of Participating Insurance Companies, that such responsibilities will be carried out with a view only to the interests of contract owners, or in the case of Qualified Plans, Qualified Plan participants.

4. If it is determined by a majority of the Board, or a majority of its disinterested trustees or directors, that a material irreconcilable conflict exists, the relevant Participating Insurance Companies and Qualified [*30] Plans, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested trustees or directors), shall take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict. Such steps could include: (a) withdrawing the assets allocable to some or all of the separate accounts from NSAT or any series thereof and reinvesting such assets in a different investment medium which may include another series of NSAT; (b) in the case of Participating Insurance Companies, submitting the question as to whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity or life insurance contract owners, or variable contract owners of one or more participating insurance companies) that votes in favor of such segregation or offering to the affected contract owners the option of making such a change; and (c) establishing a new registered management investment company or managed separate account. If a material irreconcilable conflict arises because of an insurer’s decision to disregard contract owner voting instructions and that [*31] decision represents a minority position or would preclude a majority vote, the insurer may be required, at

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the election of NSAT, to withdraw its separate account’s investment in NSAT, and no charge or penalty will be imposed as a result of such withdrawal. If a material irreconcilable conflict arises because of a Plan’s decision to disregard Plan participant voting instructions, if applicable, and that decision represents a minority position or would preclude a majority vote, the Plan may be required, at the election of NSAT, to withdraw its investment in such Fund, and no charge or penalty will be imposed as a result of such withdrawal. To the extent permitted by applicable law, the responsibility to take remedial action in the event of a Board determination of a material irreconcilable conflict and bear the cost of such remedial action shall be a contractual obligation of all Participating Insurance Companies and Qualified Plans under their agreements governing participation in NSAT and these responsibilities will be carried out with a view only to the interests of the contract owners and Plan participants, as appropriate.

For purposes of Condition 4, a majority of the disinterested [*32] members of the Board shall determine whether or not any proposed action adequately remedies any material irreconcilable conflict but in no event will NSAT, or VMF (or any other investment adviser) be required to establish a new funding medium for any variable contract. No Participating Insurance Company shall be required by Condition 4 to establish a new funding medium for any variable contract if an offer to do so has been declined by a vote of the majority of contract owners materially and adversely affected by the material irreconcilable conflict. No Qualified Plan shall be required by this Condition 4 to establish a new funding medium for such Qualified Plan if: (a) an offer to do so has been declined by a vote of a majority of Qualified Plan participants materially and adversely affected by the irreconcilable material conflict, or (b) pursuant to governing Qualified Plan documents and applicable law, such Qualified Plan makes such decision without a vote of its participants.

5. Participants will be informed promptly in writing of the Board’s determination of the existence of a material irreconcilable conflict and its implications.

6. Participating Insurance Companies will provide [*33] pass-through voting privileges to contract owners who invest in Participating Separate Accounts so long as the Commission continues to interpret the Act as requiring pass-through voting privileges for contract owners. Accordingly, Participating Insurance Companies will vote shares of NSAT or series thereof held in Participating Separate Accounts in a manner consistent with voting instructions timely received from contract owners. In addition, each Participating Insurance Company will vote shares of NSAT, or series thereof, held in its separate accounts for which it has not received timely voting instructions as well as shares it owns, in the same proportion as those shares for which it has received voting instructions. Participating Insurance Companies will be responsible for assuring that each of their Participating Separate Accounts calculate voting privileges in a manner consistent with all other Participating Insurance Companies. The obligation to vote NSAT’s shares and calculate voting privileges in a manner consistent with all other Participating Separate Accounts shall be a contractual obligation of all Participating Insurance Companies under the agreements governing participation [*34] in NSAT. Each Plan will vote as required by applicable law and governing Plan documents.

7. All reports of potential or existing conflicts of interest received by the Board, and all Board action with regard to: (a) determining the existence of a conflict; (b) notifying Participants of a conflict; and (c) determining whether any proposed action adequately remedies a conflict, will be properly recorded in the minutes of the Board or other appropriate records and such minutes or other records shall be made available to the Commission upon request.

8. NSAT will notify all Participating Insurance Companies and Qualified Plans that disclosure in separate account prospectuses or plan prospectuses or other plan disclosure documents regarding potential risks of mixed and shared funding may be appropriate. NSAT shall disclose in its prospectus that: (a) its shares are offered to insurance company separate accounts which fund both annuity and life insurance contracts, (b) due to differences in tax treatment and other considerations, the interests of various contract owners participating in NSAT and the interest of Qualified Plans investing in NSAT may conflict, and (c) the Board will monitor [*35] for the existence of any material conflicts and determine what action, if any, should be taken.

9. NSAT will comply with all provisions of the Act requiring voting by shareholders (for these purposes, the persons having a voting interest in the shares of NSAT). In particular, NSAT will either provide for annual meetings (except to the extent that the Commission may interpret Section 16 of the Act not to require such meetings) or comply with Section 16(c) of the Act (although NSAT is not one of the trusts described in Section 16(c) of the Act) as well as with Section 16(a) and, if and when applicable, Section 16(b) of the Act. Further, NSAT will act in accordance with the Commission’s interpretation of the requirements of Section 16(a) with respect to periodic elections of Board members and with whatever rules the Commission may promulgate with respect thereto.

2000 SEC LEXIS 1768, *

10. If and to the extent Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 under the Act is adopted, to provide exemptive relief from any provision of the Act or the rules thereunder with respect to mixed or shared funding on terms and conditions materially different from any exemptions granted in the order requested by Applicants, [*36] then NSAT and/or Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and proposed Rule 6e-3, as adopted, to the extent applicable.

11. No less than annually, the Participants shall submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may carry out fully the obligations imposed upon it by the conditions contained in the Application. Such reports, materials and data shall be submitted more frequently if deemed appropriate by the Board. The obligations of the Participants to provide these reports, materials, and data to the Board when it so reasonably requests shall be a contractual obligation of all Participants under the agreements governing their participation in NSAT.

12. NSAT and its respective series will not accept a purchase from a Qualified Plan or a Qualified Plan participant shareholder if such purchase would make the shareholder an owner of 10% or more of the shares of any series of NSAT, unless such Qualified Plan executes a participation agreement including the conditions of the Application set forth herein, to the extent applicable. [*37] A qualified Plan or Qualified Plan participant will execute an application containing an acknowledgement of this condition at the time of its initial purchase of shares of any series of NSAT.

CONCLUSION:

For the reasons and upon the facts stated above, Applicants assert that the requested exemptions are appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

For the Commission, by the Division of Investment Management, pursuant to delegated authority.